SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Line Items]
Accumulated deficit	$ (197,654,754)		$ (197,654,754)		$ (186,693,611)	$ (169,007,139)	$ (161,856,427)
Deferred revenue	348,624		348,624		148,503
Revenue recognized for a Government contract award	0		50,000		100,000
Allowance on accounts receivable (in dollars)	36,757		36,757		62,415	0
Writes-off receivables					15,000	0
Depreciation method			Straight line method		straight line method	Straight line method
Estimated useful lives			3 to 5 years		3 to 5 years
Depreciation expenses	90,223	42,810	256,100	85,636	157,671	41,096
Impairment of intellectual property					114,730
Fully diluted shares outstanding (in shares)					839,583,895	692,328,470	376,833,809
Stock-based compensation expense	404,507	870,576	1,717,837	1,743,598	1,926,129	1,953,844	1,485,068
Research and development	266,331	184,981	1,085,416	509,132	692,480	432,669	268,876
Advertising expense	$ 10,115	$ 21,825	$ 85,033	$ 158,636	$ 196,762	$ 97,877	$ 131,938
Patents
Accounting Policies [Line Items]
Weighted average life (in years)			5 years		5 years	5 years
Intellectual property
Accounting Policies [Line Items]
Weighted average life (in years)			7 years		7 years	7 years